Preferred and Common Stock - Stock Option Activity (Details) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
Dec. 31, 2025 USD ($) $ / shares shares
Number of options
Outstanding at beginning of period (in shares) | shares	0.1
Exercised (in shares) | shares	0.0
Outstanding at end of period (in shares) | shares	0.1
Weighted average exercise price per option
Outstanding at beginning of period (in usd per share) | $ / shares	$ 20.98
Exercised (in usd per share) | $ / shares	18.08
Outstanding at end of period (in usd per share) | $ / shares	$ 23.27
Additional disclosures
Weighted average remaining contractual life	1 year 8 months 12 days
Total intrinsic value | $	$ 15